SCHEDULE OF SEGMENT REPORTING CONSOLIDATED STATEMENTS OF OPERATIONS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Personnel and related taxes		$ 12,136,979	$ 10,951,854
Professional and consulting fees		1,245,767	4,492,811
Legal fees		845,069	1,097,192
Insurance		535,286	355,932
Other		1,320,105	1,075,039
Total general and administrative expenses	[1]	$ 16,083,206	$ 17,972,828

[1]	Includes related party amounts of nil and $143,057 for the year ended December 31, 2025, and December 31, 2024, respectively.